EMPLOYMENT (Schedule of Average Number of Persons Employed) (Details) - Number	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Number of persons employed	543	579	575
Research and development [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	52	57	59
Administration and sales [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	148	159	163
Manufacturing and quality [Member]
Disclosure of defined benefit plans [line items]
Number of persons employed	343	363	353